Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Income Tax Disclosure [Abstract]
Gross increase in unrecognized tax positions in the current year	$ 2,990
Unrecognized tax benefits, end of the year	$ 2,990